CONTENTS



      PORTFOLIO OF INVESTMENTS

  2   Galaxy Prime Reserves

  6   Galaxy Tax-Exempt Reserves

 11   Galaxy Government Reserves


 12   STATEMENTS OF ASSETS AND LIABILITIES


 13   STATEMENTS OF OPERATIONS


 14   STATEMENTS OF CHANGES IN NET ASSETS


      FINANCIAL HIGHLIGHTS

 16   Galaxy Prime Reserves

 17   Galaxy Tax-Exempt Reserves

 18   Galaxy Government Reserves


 19   NOTES TO FINANCIAL STATEMENTS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

COMMERCIAL PAPER (A) - 74.05%

                FINANCE - 37.71%

$150,000,000    ABB Treasury Center USA
                5.78%, 02/01/01 (B).... $ 150,000,000
  50,000,000    BellSouth Capital
                Funding Corp.
                6.32%, 02/15/01 (B)....    49,877,111
  85,000,000     BellSouth Capital
                Funding Corp.
                6.41%, 02/16/01 (B)....    84,772,979
 100,000,000    BMW U.S. Capital Corp.
                5.48%, 02/16/01........    99,771,666
  99,000,000    Cargill Global Funding
                PLC
                5.80%, 02/01/01 (B)....    99,000,000
  50,000,000    Cargill Global Funding
                PLC
                6.44%, 02/02/01 (B)....    49,991,056
  50,000,000    CDC Commercial Paper
                Corp.
                5.76%, 02/01/01 (B)....    50,000,000
  50,000,000    Ford Motor Credit Corp.
                6.50%, 02/06/01........    49,954,861
 100,000,000    Ford Motor Credit Corp.
                5.49%, 02/16/01........    99,771,250
  50,000,000    General Electric
                Capital Corp.
                6.49%, 02/20/01........    49,828,736
 100,000,000    General Electric
                Capital Corp.
                5.51%, 03/26/01........    99,188,806
  50,000,000    General Motors
                Acceptance Corp.
                6.52%, 02/06/01........    49,954,722
  25,000,000    International Lease
                Finance Corp.
                6.49%, 02/06/01........    24,977,465
  50,000,000    International Lease
                Finance Corp.
                6.49%, 02/20/01........    49,828,736
  47,500,000    International Lease
                Finance Corp.
                6.22%, 03/08/01........    47,212,757
  92,000,000    Lloyds TSB Bank PLC
                6.42%, 03/19/01........    91,245,293
 100,000,000    Morgan (J.P.), Chase
                & Co.
                5.47%, 03/02/01........    99,559,361


   PAR VALUE                                VALUE
  ----------                            -------------

                FINANCE (CONTINUED)

$ 30,000,000    Paccar Financial Corp.
                6.50%, 02/01/01........ $  30,000,000
  11,000,000    Paccar Financial Corp.
                6.49%, 02/07/01........    10,988,102
  22,000,000    Paccar Financial Corp.
                6.49%, 02/08/01........    21,972,237
  30,000,000    Paccar Financial Corp.
                6.49%, 02/20/01........    29,897,242
  20,300,000    Paccar Financial Corp.
                5.43%, 04/24/01........    20,048,923
  25,000,000    Toyota Motor Credit Corp.
                6.50%, 02/01/01 (B)....    25,000,000
  50,000,000    Toyota Motor Credit Corp.
                6.50%, 02/09/01 (B)....    49,927,778
  50,000,000    Toyota Motor Credit Corp.
                5.50%, 03/19/01 (B)....    49,648,611
  20,000,000    Toyota Motor Credit Corp.
                5.50%, 03/21/01 (B)....    19,853,333
 150,000,000    UBS Finance (DE) LLC
                5.79%, 02/01/01........   150,000,000
  29,700,000    Verizon Global
                Funding Corp.
                6.50%, 02/01/01........    29,700,000
 40,000,000     Verizon Global
                Funding Corp.
                6.50%, 02/02/01........    39,992,778
 32,000,000     Verizon Global
                Funding Corp.
                6.53%, 02/12/01........    31,936,151
 17,200,000     Verizon Global
                Funding Corp.
                6.53%, 02/13/01........    17,162,561
 30,000,000     Verizon Global
                Funding Corp.
                5.53%, 03/26/01........    29,755,758
                                        -------------
                                        1,800,818,273
                                        -------------

                CONSUMER STAPLES - 15.65%

 50,000,000     Anheuser Busch Cos., Inc.
                5.72%, 02/05/01........    49,968,222
 50,000,000     Anheuser Busch Cos., Inc.
                5.58%, 02/23/01........    49,829,500
 50,000,000     Anheuser Busch Cos., Inc.
                6.35%, 06/28/01........    48,703,542


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

                CONSUMER STAPLES (CONTINUED)

$44,865,000     Coca-Cola Co.
                6.47%, 02/16/01........ $  44,744,052
 25,000,000     Coca-Cola Co.
                6.07%, 03/23/01........    24,789,236
 50,000,000     DaimlerChrysler, N.A.
                Holdings Corp.
                6.49%, 02/01/01........    50,000,000
 29,700,000     Johnson & Johnson Co.
                6.27%, 02/14/01 (B)....    29,632,754
 50,000,000     Kimberly-Clark Corp.
                6.42%, 02/16/01 (B)....    49,866,250
150,000,000     Koch Industries, Inc.
                5.76%, 02/01/01 (B)....   150,000,000
150,000,000     Merck & Co., Inc.
                5.88%, 02/02/01........   149,975,500
100,000,000     Wal-Mart Stores, Inc.
                5.70%, 02/13/01 (B)....    99,810,000
                                        -------------
                                          747,319,056
                                        -------------

                CHEMICAL AND DRUGS - 5.39%

 38,528,000     Bayer Corp.
                6.49%, 02/09/01 (B)....    38,472,434
100,000,000     Bayer Corp.
                6.50%, 02/28/01 (B)....    99,512,500
 25,000,000     duPont (E.I.)
                deNemours & Co.
                5.75%, 02/07/01........    24,976,042
 50,000,000     Pfizer, Inc.
                5.59%, 02/23/01 (B)....    49,824,612
 45,000,000     Pfizer, Inc.
                5.65%, 02/23/01 (B)....    44,844,763
                                        -------------
                                          257,630,351
                                        -------------

                UTILITIES - 5.19%

100,000,000     AT&T Corp.
                6.49%, 02/13/01........    99,783,667
 28,528,000     Emerson Electric Co.
                6.46%, 02/27/01........    28,394,901


   PAR VALUE                                VALUE
  ----------                            -------------

                UTILITIES (CONTINUED)

$30,000,000     SBC Communications, Inc.
                6.49%, 02/06/01 (B).... $  29,972,958
 50,000,000     SBC Communications, Inc.
                5.40%, 02/23/01 (B)....    49,834,389
 40,000,000     SBC Communications, Inc.
                5.52%, 03/08/01 (B)....    39,785,334
                                        -------------
                                          247,771,249
                                        -------------

                ENERGY - 4.80%

 30,000,000     Chevron USA, Inc.
                5.50%, 02/16/01........    29,931,250
 50,000,000     Exxon Asset Management Co.
                5.45%, 02/15/01 (B)....    49,894,028
 50,000,000     Exxon Asset Management Co.
                5.50%, 02/20/01 (B)....    49,854,861
 50,000,000     Texaco, Inc.
                5.51%, 02/28/01........    49,793,375
 50,000,000     Texaco, Inc.
                5.51%, 03/23/01........    49,617,361
                                        -------------
                                          229,090,875
                                        -------------

                TECHNOLOGY - 3.14%

100,000,000     IBM Credit Corp.
                6.50%, 02/01/01........   100,000,000
 50,000,000     IBM Credit Corp.
                6.21%, 03/02/01........    49,749,875
                                        -------------
                                          149,749,875
                                        -------------

                HIGHER EDUCATION - 2.17%

 83,874,000     Harvard University
                5.75%, 02/01/01........    83,874,000
 20,000,000     Harvard University
                5.95%, 04/03/01........    19,798,361
                                        -------------
                                          103,672,361
                                        -------------
                TOTAL COMMERCIAL PAPER. 3,536,052,040
                                        -------------
                (Cost $3,536,052,040)


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

CERTIFICATES OF DEPOSIT - 12.84%

$50,000,000     AllFirst Bank
                5.86%, 04/11/01 (C).... $  49,998,147
 40,000,000     AllFirst Bank
                5.72%, 07/27/01 (C)....    40,000,000
 49,000,000     Bank of Nova Scotia
                6.70%, 02/12/01........    48,999,230
 50,000,000     Barclays Bank PLC
                5.21%, 01/09/02........    50,000,000
100,000,000     Canadian Imperial Bank
                5.94%, 06/04/01........   100,000,000
 50,000,000     National Westminster
                Bank PLC
                5.27%, 01/14/02........    49,995,429
 50,000,000     Rabobank Nederland
                NV, Yankee
                6.66%, 03/08/01........    49,997,724
 50,000,000     Rabobank Nederland
                NV, Yankee
                5.20%, 01/11/02........    49,997,729
 50,000,000     Royal Bank of Canada,
                Yankee
                5.78%, 03/14/01 (C)....    49,996,962
 50,000,000     Royal Bank of Canada,
                Yankee
                5.20%, 01/09/02........    50,000,000
 24,000,000     SunTrust Bank
                6.78%, 04/18/01........    23,999,052
 50,000,000     Toronto-Dominion Bank
                5.38%, 01/16/02........    50,004,597
                                        -------------
                TOTAL CERTIFICATES
                OF DEPOSIT ............   612,988,870
                                        -------------
                (Cost $612,988,870)

CORPORATE NOTES AND BONDS - 12.12%


                BANKING (C) - 8.93%

 50,000,000     American Express
                Centurion Bank, BN
                6.58%, 03/30/01........    50,000,000
 50,000,000     American Express
                Centurion Bank, BN
                5.82%, 11/20/01........    50,000,000


   PAR VALUE                                VALUE
  ----------                            -------------

                BANKING (CONTINUED)

$75,000,000     Associates Corp. of
                North America,
                Senior Note
                6.83%, 01/03/02 (D).... $  75,034,416
 41,160,000     Associates Corp. of
                North America,
                Senior Note
                6.83%, 02/04/02 (D)....    41,202,999
 25,000,000     Citigroup, Inc., MTN
                6.58%, 04/04/01........    25,000,000
 10,000,000     Comerica Bank, BN
                5.80%, 02/14/01........     9,999,836
 50,000,000     Comerica Bank, BN
                5.79%, 03/14/01........    49,997,238
 50,000,000     Comerica Bank, BN
                5.85%, 11/14/01........    49,996,168
 50,000,000     First Union
                National Bank, BN
                5.88%, 05/16/01........    50,000,000
 25,000,000     Morgan Guaranty
                Trust Co., BN
                5.91%, 03/19/01........    25,001,424
                                        -------------
                                          426,232,081
                                        -------------

                UTILITIES (C) - 1.87%

 89,500,000     Emerson Electric Co., MTN
                6.00%, 06/06/01........    89,500,000
                                        -------------

                CONSUMER STAPLES - 1.32%

 43,100,000     Sara Lee Corp.,
                MTN, Series D
                6.68%, 02/14/01........    43,099,127
 20,000,000     Wal-Mart Stores, Inc.
                6.15%, 08/10/01........    20,080,473
                                        -------------
                                           63,179,600
                                        -------------
                TOTAL CORPORATE NOTES
                AND BONDS .............   578,911,681
                                        -------------
                (Cost $578,911,681)

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

REPURCHASE AGREEMENT - 0.83%

$39,505,000     Greenwich Capital
                5.68%, 02/01/2001,
                Dated 01/31/2001,
                Repurchase Price $39,511,233
                (Collateralized by U.S.
                Treasury Notes, 5.00% - 7.25%,
                due 02/28/2001 - 02/15/2010,
                Total Par $38,124,050,
                Market Value
                $40,158,991) .......... $  39,505,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENT .............    39,505,000
                                        -------------
                (Cost $39,505,000)


    SHARES                                  VALUE
  ----------                            -------------

INVESTMENT COMPANIES - 0.03%

    699,365     Dreyfus Cash
                Management Fund........ $     699,365
    593,604     Federated Investors
                Prime Obligation
                Money Market Fund......       593,604
                                        -------------
                TOTAL INVESTMENTS .....     1,292,969
                                        -------------
                (Cost $1,292,969)
TOTAL INVESTMENTS - 99.87%............. 4,768,750,560
                                        -------------
(Cost $4,768,750,560)*
NET OTHER ASSETS AND
LIABILITIES - 0.13% ...................     6,305,632
                                        -------------
NET ASSETS - 100.00%...................$4,775,056,192
                                        =============

------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At January 31, 2001, these securities amounted to $1,409,375,751 or 29.52% of net assets.
(C) Interest is reset at various intervals. The interest rate shown reflects the rate in effect at January 31, 2001.
(D) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At January 31, 2001, these securities amounted to $116,237,415 or 2.43% of net assets.
BN     Bank Note
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

MUNICIPAL SECURITIES - 98.01%


                ALABAMA - 3.82%

 $1,500,000     Chatom, PCR, IDB,
                National Rural
                Utilities CFC
                4.10%, 03/01/01........ $   1,500,000
  1,000,000     Mobile, IDB,
                Dock & Wharf  Revenue
                Holnam, Inc. Project,
                Series B
                4.00%, 06/01/32 (A)
                LOC: Wachovia Bank NA..     1,000,000
  5,850,000     Phoenix County,
                IDB, Environmental
                Improvement Revenue,
                Georgia Kraft Project
                4.15%, 12/01/15 (A)
                LOC: Deutsche Bank AG..     5,850,000
                                        -------------
                                            8,350,000
                                        -------------

                ALASKA - 0.75%

  1,635,000     Valdez Marine Terminal
                Revenue, Exxon
                Mobil Pipeline Co. Project,
                Series A
                4.20%, 12/01/33 (A)....     1,635,000
                                        -------------

                ARIZONA - 2.47%

  2,000,000     Maricopa County, PCR,
                Arizona Public Service Co.,
                Series A
                4.25%, 05/01/29 (A)
                LOC: Morgan Guaranty
                Trust Co...............     2,000,000
  3,400,000     Maricopa County, PCR,
                Arizona Public Service Co.,
                Series F
                4.10%, 05/01/29 (A)
                LOC: Bank of America
                NT & SA................     3,400,000
                                        -------------
                                            5,400,000
                                        -------------


   PAR VALUE                                VALUE
  ----------                            -------------

                FLORIDA - 5.82%

 $7,900,000     Dade County,
                Water & Sewer System
                Revenue 3.95%, 10/05/22 (A)
                Insured: FGIC
                SPA: Commerzbank AG.... $   7,900,000
  2,900,000     University Athletic
                Association, Inc., Capital
                Improvement Revenue
                University of Florida
                Stadium Project
                4.50%, 02/01/20 (A)
                LOC: SunTrust Bank of
                Central Florida........     2,900,000
  1,900,000     University of South Florida
                Foundation, Inc.,
                Certificate Participation
                3.95%, 01/01/29 (A)
                LOC: First Union
                National Bank..........     1,900,000
                                        -------------
                                           12,700,000
                                        -------------

                GEORGIA - 5.61%

  5,150,000     Metropolitan Atlanta
                Rapid Transit Authority,
                Sales Tax Revenue,
                Series B
                3.95%, 07/01/25 (A)
                LOC: Bayerische
                Landesbank GZ..........     5,150,000
  3,900,000     Municipal Electric
                Authority,
                Project One
                3.95%, 01/01/20 (A)
                LOC: ABN AMRO
                Bank N.V.                   3,900,000
  3,195,000     Municipal Electric
                Authority,
                Project One, Series B
                3.95%, 01/01/16 (A)
                LOC: ABN AMRO
                Bank N.V. .............     3,195,000
                                        -------------
                                           12,245,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

                IDAHO - 2.20%

 $3,000,000     Idaho State HFA
                Pooled Financing Program
                1.95%, 10/01/05 (A)
                LOC: U.S. Bank
                of Idaho .............. $   3,000,000
  1,800,000     Power County, PCR,
                FMC Corp. Project
                4.25%, 12/01/10 (A)
                LOC: Wachovia Bank NA..     1,800,000
                                        -------------
                                            4,800,000
                                        -------------

                ILLINOIS - 7.88%

  1,600,000     Chicago O'Hare
                International Airport
                General Airport Second Lien,
                Series C
                4.00%, 01/01/18 (A)
                LOC: Societe Generale..     1,600,000
  5,500,000     Chicago O'Hare
                International Airport
                American Airlines Project,
                Series D
                4.20%, 12/01/17 (A)
                LOC: Royal Bank
                of Canada .............     5,500,000
  4,000,000     Illinois Educational
                Facilities
                Authority Revenue
                4.15%, 02/06/01
                LOC: Northern
                Trust Co. .............      4,000,000
  1,116,000     Illinois Educational
                Facilities
                Authority Revenue
                4.30%, 02/14/01
                LOC:Northern Trust Co..     1,116,000
  5,000,000     Illinois State Toll
                Highway Authority,
                Toll Highway Priority
                Revenue,
                Series B
                3.95%, 01/01/10 (A)
                Insured: MBIA
                LOC: Societe Generale..     5,000,000
                                        -------------
                                           17,216,000
                                        -------------


   PAR VALUE                                VALUE
  ----------                            -------------

                INDIANA - 2.47%

 $1,500,000     Fort Wayne Hospital
                Authority,
                Parkview Memorial Hospital,
                Series B
                4.50%, 01/01/20 (A)
                LOC: Bank of America
                NT & SA................ $   1,500,000
  2,900,000     Sullivan County, PCR,
                National Rural-Hoosier
                4.30%, 02/07/01........     2,900,000
  1,000,000     Sullivan County, PCR,
                National Rural-Hoosier
                4.30%, 02/07/01........     1,000,000
                                        -------------
                                            5,400,000
                                        -------------

                IOWA - 0.46%

  1,000,000     Iowa Finance Authority
                Revenue Wheaton Franciscan,
                Series A
                3.90%, 08/15/12 (A)
                Insured: MBIA
                SPA: Toronto
                Dominion Bank..........     1,000,000
                                        -------------

                LOUISIANA - 8.43%

  4,200,000     Ascension Parish, PCR,
                Shell Oil Co. Project
                3.90%, 05/01/26 (A)....     4,200,000
  3,200,000     East Baton Rouge Parish,
                PCR, Exxon Mobil Project
                4.10%, 03/01/22 (A)....     3,200,000
  5,500,000     St. Charles Parish, PCR,
                Shell Oil Co. Project
                4.15%, 10/01/25 (A)....     5,500,000
  5,500,000     St. James Parish, PCR,
                Texaco Project, Series A
                4.25%, 02/08/01 (A)....     5,500,000
                                        -------------
                                           18,400,000
                                        -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

                MAINE - 1.65%

 $3,600,000     Maine Finance Authority,
                Jackson Laboratory Issue
                4.65%, 12/01/30 (A)
                LOC: Keybank N.A....... $   3,600,000
                                        -------------

                MARYLAND - 2.06%

  3,000,000     Maryland State, GO,
                First Series
                5.00%, 03/01/01........     3,001,952
  1,500,000     Maryland State Health &
                Higher Educational
                Facilities
                Authority, Pooled
                Loan Program,
                Series A
                3.95%, 04/01/35 (A)
                LOC: Bank One, N.A.....     1,500,000
                                        -------------
                                            4,501,952
                                        -------------

                MASSACHUSETTS - 9.35%

  7,715,000     Hingham, GO, BAN
                4.63%, 09/26/01........     7,732,984
  3,750,000     Holliston, GO, BAN
                4.75%, 08/24/01........     3,758,824
  4,500,000     Massachusetts State,
                GO, BAN, Series A
                5.00%, 09/06/01........     4,518,965
  4,400,000     Massachusetts State, GO
                3.00%, 02/09/01........     4,400,000
                                        -------------
                                           20,410,773
                                        -------------

                MINNESOTA - 2.93%

  3,000,000     Minnesota State, GO,
                Multi-Purpose
                4.75%, 06/01/01........     3,003,304
  3,400,000     New ULM, Hospital
                Facility
                Revenue Health
                Central System
                4.00%, 08/01/14 (A)
                LOC: Norwest Bank
                Minnesota, NA..........     3,400,000
                                        -------------
                                            6,403,304
                                        -------------


   PAR VALUE                                VALUE
  ----------                            -------------

                MISSISSIPPI - 1.88%

 $4,100,000     Jackson County
                Water System, GO,
                Chevron USA, Inc.
                Project
                3.90%, 11/01/24 (A).... $   4,100,000
                                        -------------

                NEW HAMPSHIRE - 1.67%

  3,650,000     New Hampshire Health &
                Higher Education
                Facilities
                Authority, VHA of
                New England
                Capital, Inc.,
                Asset Financing
                Program, Series D
                4.05%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A..     3,650,000
                                        -------------

                NEW MEXICO - 3.53%

  4,300,000     Albuquerque
                Airport Revenue,
                Subordinated Lien
                3.95%, 07/01/14 (A)
                Insured: AMBAC
                SPA: Bayerische Hypo-Und
                Vereinsbank AG.........     4,300,000
  1,000,000     Farmington, PCR,
                Arizona Public
                Service Co.,
                Series A
                4.15%, 05/01/24 (A)
                LOC: Bank of America
                NT & SA................     1,000,000
  2,410,000     Farmington, PCR,
                Arizona Public
                Service Co.,
                Series B
                4.15%, 09/01/24 (A)
                LOC: Barclays Bank PLC.     2,410,000
                                        -------------
                                            7,710,000
                                        -------------

                NORTH CAROLINA - 0.50%

  1,100,000     North Carolina
                Medical Care
                Commission, Pooled
                Equipment Financing
                Project
                4.35%, 12/01/25 (A)
                LOC: MBIA
                SPA: KBC Bank NV.......     1,100,000
                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

                PENNSYLVANIA - 6.36%

 $1,000,000     Delaware County, IDA,
                United Parcel Service
                Project
                4.15%, 12/01/15 (A).... $   1,000,000
  4,000,000     Delaware Valley Finance
                Authority Local
                Government Revenue
                4.00%, 08/01/16 (A)
                LOC: Credit Suisse
                First Boston...........     4,000,000
  4,850,000     Delaware Valley Finance
                Authority Local
                Government Revenue,
                Series D
                4.00%, 12/01/20 (A)
                LOC: Credit Suisse
                First Boston...........     4,850,000
  3,050,000     Schuylkill County, IDA,
                Resource Recovery Revenue,
                Gilberton Power Project
                4.00%, 12/01/02 (A)
                LOC: Mellon Bank N.A...     3,050,000
  1,000,000     South Fork Municipal
                Authority,
                Hospital Revenue,
                Conemaugh Health System,
                Series A
                4.20%, 07/01/28 (A)
                Insured: MBIA
                SPA: Credit Suisse
                First Boston...........     1,000,000
                                        -------------
                                           13,900,000
                                        -------------

                SOUTH CAROLINA - 3.39%

  4,400,000     Spartanburg County
                Health Services
                District, Inc.,
                Hospital Revenue
                3.95%, 04/15/23 (A)
                LOC: MBIA
                SPA: NationsBank N.A...     4,400,000
  3,000,000     Spartanburg County
                School District
                No. 7, GO, BAN
                4.75%, 02/15/01........     3,000,688
                                        -------------
                                            7,400,688
                                        -------------


   PAR VALUE                                VALUE
  ----------                            -------------

                TENNESSEE - 1.83%

 $4,000,000     Metropolitan Nashville
                Airport Authority
                Special Facilities Revenue,
                American Airlines Project,
                Series A
                4.20%, 10/01/12 (A)
                LOC: Credit Suisse
                First Boston........... $   4,000,000
                                        -------------

                TEXAS - 9.86%

  1,700,000     Gulf Coast Waste Disposal
                Authority, PCR,
                Amoco Oil Co. Project
                4.20%, 10/01/17 (A)....     1,700,000
  5,300,000     Gulf Coast Waste Disposal
                Authority, PCR,
                Exxon Mobil Project
                3.95%, 10/01/24 (A)....     5,300,000
  1,200,000     Harris County, IDC,
                Baytank Houston, Inc. Project
                3.95%, 02/01/20 (A)
                LOC: Rabobank
                Nederland, N.V.........     1,200,000
  5,000,000     Hockley County, IDC, PCR,
                Amoco Project
                4.30%, 11/01/19 (A)....     5,002,506
    800,000     Lone Star Airport
                Improvement Authority,
                American Airlines, Inc.,
                Series A-4
                4.25%, 12/01/14 (A)
                LOC: Royal Bank
                of Canada                     800,000
  3,000,000     Lower Neches Valley
                Authority,
                PCR, Chevron USA,
                Inc. Project
                3.95%, 02/15/17 (A)....     3,000,000
  4,500,000     Texas State, TRAN
                5.25%, 08/31/01........     4,524,323
                                        -------------
                                           21,526,829
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                VALUE
  ----------                            -------------

                UTAH - 5.95%

 $6,000,000     Utah State, GO, Series C
                4.45%, 07/01/16 (A)
                SPA: Toronto-
                Dominion Bank.......... $   6,000,000
  7,000,000     Utah Transit Authority,
                Sales Tax & Transportation
                Revenue, Utah Light
                Rail Transit
                4.45%, 09/01/30 (A)
                LOC: Bayerische
                Landesbank GZ..........     7,000,000
                                        -------------
                                           13,000,000
                                        -------------

                WISCONSIN - 2.74%

  5,965,000     Milwaukee, GO, Series R
                5.00%, 09/01/01........     5,989,132
                                        -------------

                WYOMING - 4.40%

  1,100,000     Lincoln County, PCR,
                Pacificorp Project
                4.40%, 11/01/24 (A)
                Insured: AMBAC
                SPA: Bank of New York..     1,100,000
  1,400,000     Sweetwater County, PCR,
                Series 88-A
                4.25%, 02/06/01
                LOC: Commerzbank AG....     1,400,000
  5,000,000     Sweetwater County, PCR,
                Series 88-A
                4.25%, 02/06/01
                LOC: CommerzbankAG.....     5,000,000
  2,100,000     Uinta County, PCR,
                Amoco Project
                4.20%, 07/01/26 (A)....     2,100,000
                                        -------------
                                            9,600,000
                                        -------------
                TOTAL MUNICIPAL
                SECURITIES ............   214,038,678
                                        -------------
                (Cost $214,038,678)


    SHARES                                  VALUE
  ----------                            -------------

 INVESTMENT COMPANIES - 0.75%
     40,134     Dreyfus Tax-Exempt
                Cash Management Fund... $      40,134
  1,591,569     Federated Investors
                Tax-Free
                Obligations Fund ......     1,591,569
                                        -------------
                TOTAL INVESTMENTS .....     1,631,703
                                        -------------
                (Cost $1,631,703)
TOTAL INVESTMENTS - 98.76%.............   215,670,381
                                        -------------
(Cost $215,670,381)*
NET OTHER ASSETS AND
LIABILITIES - 1.24% ...................     2,707,579
                                        -------------
NET ASSETS - 100.00%................... $ 218,377,960
                                        =============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at January 31, 2001.
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Notes
FGIC   Federal Guaranty Insurance Corp.
GO     General Obligation
HFA    Health Facilities Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDC    Industrial Development Corp.
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement
TRAN   Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2001 (UNAUDITED)


   PAR VALUE                                  VALUE
  ----------

U.S. AGENCY OBLIGATIONS - 83.97%


                FEDERAL HOME LOAN BANK - 28.82%

$10,000,000     6.29%, 03/02/01 (A).... $   9,949,330
  5,000,000     6.45%, 03/16/01........     4,999,370
 10,000,000     5.65%, 07/20/01 (B)....     9,997,222
 10,000,000     6.53%, 08/17/01 (B)....     9,996,314
 10,000,000     6.25%, 09/28/01 (B)....     9,996,814
  5,000,000     5.43%, 10/12/01 (B)....     4,997,961
  5,000,000     5.52%, 10/19/01 (B)....     4,997,569
 15,000,000     5.46%, 02/01/02 (B)....    14,997,067
                                        -------------
                                           69,931,647
                                        -------------

                FEDERAL HOME LOAN MORTGAGE
                CORPORATION - 26.41%

 10,000,000     6.40%, 02/15/01 (A)....     9,975,111
  5,000,000     5.62%, 02/20/01 (A)....     4,985,169
 10,000,000     6.18%, 02/27/01 (A)....     9,955,367
 10,000,000     6.21%, 03/15/01 (A)....     9,927,550
  5,000,000     6.16%, 03/22/01 (A)....     4,958,078
 10,000,000     5.34%, 04/05/01 (A)....     9,906,550
 10,000,000     6.51%, 04/26/01, MTN...     9,998,808
  4,486,000     5.84%, 06/21/01 (A)....     4,384,118
                                        -------------
                                           64,090,751
                                        -------------

                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION - 14.42%

 10,000,000     6.42%, 02/01/01 (A)....    10,000,000
 10,000,000     6.43%, 02/08/01 (A)....     9,987,507
  5,000,000     6.47%, 02/16/01, MTN...     4,999,941
 10,000,000     6.85%, 07/13/01........    10,014,981
                                        -------------
                                           35,002,429
                                        -------------

                FEDERAL FARM CREDIT BANK - 10.29%

  5,000,000     6.25%, 02/02/01 (A)....     4,999,132
  5,000,000     5.13%, 04/02/01........     4,989,330
  5,000,000     5.56%, 10/24/01 (B)....     4,999,288
 10,000,000     5.29%, 01/30/02 (B)....     9,998,050
                                        -------------
                                           24,985,800
                                        -------------

                STUDENT LOAN MARKETING
                ASSOCIATION - 4.03%

 10,000,000     SLMA Discount Note
                5.18%, 06/29/01 (A)....     9,787,044
                                        -------------


                TOTAL U.S. AGENCY
                OBLIGATIONS ...........   203,797,671
                                        -------------
                (Cost $203,797,671)


   PAR VALUE                                  VALUE
  ----------

REPURCHASE AGREEMENT - 20.25%

 $49,148,000    Greenwich Capital
                5.68%, 02/01/2001,
                Dated 01/31/2001,
                Repurchase Price $49,155,754
                (Collateralized by U.S.
                Treasury Notes 5.00% - 7.25%,
                Due 02/28/2001 - 02/15/2010
                Total Par $47,429,966
                Market Value
                $49,961,628) .......... $  49,148,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENT .............    49,148,000
                                        -------------
                (Cost $49,148,000)

    SHARES
  ----------
INVESTMENT COMPANIES - 2.55%

  3,014,186     Dreyfus Cash
                Management Fund........     3,014,186
  3,167,470     Federated Investors
                Government Obligation
                Money Market Fund......     3,167,470
                                        -------------
                TOTAL INVESTMENTS .....     6,181,656
                                        -------------
                (Cost $6,181,656)
TOTAL INVESTMENTS - 106.77%............   259,127,327
                                        -------------
(Cost $259,127,327)*
NET OTHER ASSETS AND
LIABILITIES - (6.77)% .................   (16,434,519)
                                        -------------
NET ASSETS - 100.00%................... $ 242,692,808
                                        =============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at January 31, 2001.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

                                                           PRIME           TAX-EXEMPT          GOVERNMENT
                                                         RESERVES           RESERVES            RESERVES
                                                     ----------------    ---------------     ---------------

ASSETS:

   Investments (Note 2):
     Investments at amortized cost                   $  4,729,245,560    $   215,670,381     $   209,979,327
     Repurchase agreements                                 39,505,000                 --          49,148,000
                                                     ----------------    ---------------     ---------------
       Total investments at value                       4,768,750,560        215,670,381         259,127,327
   Cash                                                            --                 39                  48
   Receivable for shares sold                              91,684,946          3,050,011           3,687,890
   Interest and dividend receivables                       14,734,453          1,590,411             858,742
                                                     ----------------    ---------------     ---------------
     Total Assets                                       4,875,169,959        220,310,842         263,674,007
                                                     ----------------    ---------------     ---------------

LIABILITIES:

   Payable for investments purchased                               --                 --          14,997,068
   Payable for shares repurchased                          95,220,164          1,715,029           5,754,529
   Payable to custodian                                        42,043                 --                  --
   Advisory fee payable (Note 3 & 4)                        1,419,938             74,119              81,019
   Distribution and service fee payable (Note 3)            2,220,946             94,502             103,299
   Payable to Administrator (Note 3)                          270,737             10,358              14,525
   Trustees' fees and expenses payable (Note 3)               105,700              2,258               2,698
   Accrued expenses and other payables                        834,239             36,616              28,061
                                                     ----------------    ---------------     ---------------
     Total Liabilities                                    100,113,767          1,932,882          20,981,199
                                                     ----------------    ---------------     ---------------
NET ASSETS                                           $  4,775,056,192    $   218,377,960     $   242,692,808
                                                     ================    ===============     ===============


NET ASSETS CONSIST OF:
   Par value (Note 4)                                $      4,775,039    $       218,378     $       242,693
   Paid-in capital in excess of par value               4,770,263,941        218,159,582         242,450,115
   Accumulated net realized gain on
     investments sold                                          17,212                 --                  --
                                                     ----------------    ---------------     ---------------
TOTAL NET ASSETS                                     $  4,775,056,192    $   218,377,960     $   242,692,808
                                                     ================    ===============     ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING               4,775,038,980        218,377,960         242,692,808

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets / Shares Outstanding)                 $           1.00    $          1.00     $          1.00
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

                                                           PRIME            TAX-EXEMPT         GOVERNMENT
                                                         RESERVES            RESERVES           RESERVES
                                                     ----------------    ---------------     ---------------


INVESTMENT INCOME:
   Interest (Note 2)                                 $    145,634,081    $     4,146,962     $     6,612,408
   Dividends (Note 2)                                          73,200            116,721             194,686
                                                     ----------------    ---------------     ---------------
     Total investment income                              145,707,281          4,263,683           6,807,094
                                                     ----------------    ---------------     ---------------

EXPENSES:
   Investment advisory fee (Note 3)                         7,929,880            418,138             419,617
   Administration fee (Note 3)                              1,473,979             69,438              69,596
   Custody fee                                                 17,180              9,185               8,224
   Fund accounting fee (Note 3)                                56,825             19,927              19,240
   Professional fees                                           55,982              9,806               9,813
   Trustees' fee (Note 3)                                      50,301              1,461               1,658
   Transfer agent fee (Note 3)                                  2,521              2,521               2,521
   Distribution and service fee (Note 3)                   10,797,839            458,294             462,823
   Reports to shareholders                                    487,578              8,396               8,681
   Registration fees                                           41,442              8,186              11,145
   Miscellaneous                                               70,919              2,149               2,986
                                                     ----------------    ---------------     ---------------
     Total expenses                                        20,984,446          1,007,501           1,016,304
                                                     ----------------    ---------------     ---------------
NET INVESTMENT INCOME                                     124,722,835          3,256,182           5,790,790
                                                     ----------------    ---------------     ---------------

NET REALIZED GAIN ON INVESTMENTS                               17,212                 --                  --
                                                     ----------------    ---------------     ---------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $    124,740,047    $     3,256,182     $     5,790,790
                                                     ================    ===============     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             PRIME RESERVES                         TAX-EXEMPT RESERVES

                                                  SIX MONTHS ENDED          YEAR           SIX MONTHS ENDED          YEAR
                                                  JANUARY 31, 2001          ENDED          JANUARY 31, 2001          ENDED
                                                     (UNAUDITED)        JULY 31, 2000         (UNAUDITED)        JULY 31, 2000
                                                  ----------------     ---------------     ----------------     ---------------

NET ASSETS AT BEGINNING OF PERIOD ..........      $  4,330,068,289     $ 4,250,399,059     $    169,133,090     $   177,839,867
                                                  ----------------     ---------------     ----------------     ---------------

INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS:
   Net investment income ...................           124,722,835         218,206,348            3,256,182           4,927,042
   Net realized gain on investments sold ...                17,212                  --                   --               1,486
                                                  ----------------     ---------------     ----------------     ---------------
     Net increase in net assets
       resulting from operations ...........           124,740,047         218,206,348            3,256,182           4,928,528
                                                  ----------------     ---------------     ----------------     ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...................          (124,722,835)       (218,206,348)          (3,256,182)         (4,927,082)
                                                  ----------------     ---------------     ----------------     ---------------
     Total Dividends .......................          (124,722,835)       (218,206,348)          (3,256,182)         (4,927,082)
                                                  ----------------     ---------------     ----------------     ---------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ........        10,263,096,248      24,906,196,879          372,752,721         803,601,489
   Issued to shareholders in
     reinvestment of dividends .............           124,722,835         226,112,157            3,256,182           5,091,551
   Cost of shares repurchased ..............        (9,942,848,392)    (25,052,639,806)        (326,764,033)       (817,401,263)
                                                  ----------------     ---------------     ----------------     ---------------
     Net increase (decrease) from share
     transactions ..........................           444,970,691          79,669,230           49,244,870          (8,708,223)
                                                  ----------------     ---------------     ----------------     ---------------
     Net increase (decrease) in net assets .           444,987,903          79,669,230           49,244,870          (8,706,777)
                                                  ----------------     ---------------     ----------------     ---------------

NET ASSETS AT END OF PERIOD
(INCLUDING LINE A) .........................      $  4,775,056,192     $ 4,330,068,289     $    218,377,960     $   169,133,090
                                                  ================     ===============     ================     ===============


(A) Undistributed net investment income ....      $             --     $            --     $             --     $            --
                                                  ================     ===============     ================     ===============


OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ....................................        10,263,096,248      24,906,196,879          372,752,721         803,601,489
   Issued to shareholders in
     reinvestment of dividends .............           124,722,835         226,112,157            3,256,182           5,091,551
   Repurchased .............................        (9,942,848,392)    (25,052,639,806)        (326,764,033)       (817,401,263)
                                                  ----------------     ---------------     ----------------     ---------------
     Net increase (decrease) in
     shares outstanding ....................           444,970,691          79,669,230           49,244,870          (8,708,223)
                                                  ================     ===============     ================     ===============

                                                          GOVERNMENT RESERVES

                                                  SIX MONTHS ENDED          YEAR
                                                  JANUARY 31, 2001          ENDED
                                                    (UNAUDITED)        JULY 31, 2000
                                                  ----------------    ---------------

NET ASSETS AT BEGINNING OF PERIOD ..........      $    165,278,258    $   156,852,991
                                                  ----------------    ---------------

INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS:
   Net investment income ...................             5,790,790          8,455,317
   Net realized gain on investments sold ...                    --                 --
                                                  ----------------    ---------------
     Net increase in net assets
       resulting from operations ...........             5,790,790          8,455,317
                                                  ----------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...................            (5,790,790)        (8,455,326)
                                                  ----------------    ---------------
     Total Dividends .......................            (5,790,790)        (8,455,326)
                                                  ----------------    ---------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ........           412,654,474        604,124,676
   Issued to shareholders in
     reinvestment of dividends .............             5,790,790          8,742,456
   Cost of shares repurchased ..............          (341,030,714)      (604,441,856)
                                                  ----------------    ---------------
     Net increase (decrease) from share
     transactions ..........................            77,414,550          8,425,276
                                                  ----------------    ---------------
     Net increase (decrease) in net assets .            77,414,550          8,425,267
                                                  ----------------    ---------------

NET ASSETS AT END OF PERIOD
(INCLUDING LINE A) .........................      $    242,692,808    $   165,278,258
                                                  ================    ===============


(A) Undistributed net investment income ....      $             --    $            --
                                                  ================    ===============


OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ....................................           412,654,474        604,124,676
   Issued to shareholders in
     reinvestment of dividends .............             5,790,790          8,742,456
   Repurchased .............................          (341,030,714)      (604,441,856)
                                                  ----------------    ---------------
     Net increase (decrease) in
     shares outstanding ....................            77,414,550          8,425,276
                                                  ================    ===============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     14-15

GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                               SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                               JANUARY 31, 2001       JULY 31,           JULY 31,
                                                  (UNAUDITED)           2000              1999(1)
                                               ----------------     ------------       ------------
Net Asset Value, Beginning of Period .......   $           1.00     $       1.00       $       1.00
                                               ----------------     ------------       ------------
Income from Investment Operations:
   Net investment income ...................               0.03             0.05               0.04
                                               ----------------     ------------       ------------

Less Dividends:
   Dividends from net investment income ....              (0.03)           (0.05)             (0.04)
                                               ----------------     ------------       ------------

Net increase (decrease) in net asset value .                 --               --                 --
                                               ----------------     ------------       ------------
Net Asset Value, End of Period .............   $           1.00     $       1.00       $       1.00
                                               ================     ============       ============


Total Return ...............................               2.87%**          5.09%              3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........   $      4,775,056     $  4,330,068       $  4,250,399
Ratios to average net assets:
   Net investment income ...................               5.63%*           4.98%              4.10%*
   Operating expenses ......................               0.95%*           0.92%              0.96%*

-----------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                               SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                               JANUARY 31, 2001       JULY 31,           JULY 31,
                                                  (UNAUDITED)           2000              1999(1)
                                               ----------------     ------------       ------------
Net Asset Value, Beginning of Period .......   $           1.00      $       1.00       $       1.00
                                               ----------------     ------------       ------------
Income from Investment Operations:
   Net investment income ...................               0.02             0.03               0.02
                                               ----------------     ------------       ------------

Less Dividends:
   Dividends from net investment income ....              (0.02)           (0.03)             (0.02)
                                               ----------------     ------------       ------------

Net increase (decrease) in net asset value .                 --               --                 --
                                               ----------------     ------------       ------------
Net Asset Value, End of Period .............   $           1.00      $      1.00       $       1.00
                                               ================     ============       ============


Total Return ...............................               1.58%**          2.77%              1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........   $        218,378     $    169,133       $    177,840
Ratios to average net assets:
   Net investment income ...................               3.11%*           2.72%              2.09%*
   Operating expenses ......................               0.96%*           0.96%              0.99%*

------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                               SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                               JANUARY 31, 2001       JULY 31,           JULY 31,
                                                  (UNAUDITED)           2000              1999(1)
                                               ----------------     ------------       ------------
Net Asset Value, Beginning of Period .......   $           1.00     $       1.00       $       1.00
                                               ----------------     ------------       ------------
Income from Investment Operations:
   Net investment income ...................               0.03             0.05               0.03
                                               ----------------     ------------       ------------

Less Dividends:
   Dividends from net investment income ....              (0.03)           (0.05)             (0.03)
                                               ----------------     ------------       ------------

Net increase (decrease) in net asset value .                 --               --                 --
                                               ----------------     ------------       ------------
Net Asset Value, End of Period .............   $           1.00     $       1.00       $       1.00
                                               ================     ============       ============


Total Return ...............................               2.82%**          4.94%              3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........   $        242,693     $    165,278       $    156,853
Ratios to average net assets:
   Net investment income ...................               5.51%*           4.84%              4.00%*
   Operating expenses ......................               0.97%*           0.95%              0.99%*

-------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund", collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price.

                                       19
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NOTES TO FINANCIAL STATEMENTS

Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3.     INVESTMENT ADVISORY, ADMINISTRATION,
       DISTRIBUTION, SHAREHOLDER SERVICES AND
       OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"or "Fleet"), an indirect wholly-owned subsidiary of Fleet Boston Financial Corpor-ation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of the PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

In addition, the Administrator also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

                                       20
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NOTES TO FINANCIAL STATEMENTS

PFPF Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the six months ended January 31, 2001 the Funds paid fees under the Plan as follows:
                                SHAREHOLDER
  FUND                           SERVICES     DISTRIBUTION
  ----                          -----------   ------------
Prime Reserves ...............  $ 5,541,861   $  5,255,978
Tax-Exempt Reserves ..........      261,942        196,352
Government Reserves ..........      262,848        199,975

Certain officers of the Trust are officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

                                       21
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NOTES TO FINANCIAL STATEMENTS

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the six months ended January 31, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.


                                       22
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         SEMI-ANNUAL
         REPORT
         January 31, 2001

GALAXY MONEY MARKET PORTFOLIOS
THE GALAXY FUND

         Galaxy Prime Reserves

         Galaxy Tax-Exempt
         Reserves

         Galaxy Government
         Reserves


         [GRAPHIC OMITTED:  GALAXY LOGO

                        GALAXY
                        FUNDS

1/31/01 SARRESERVE